Turnover and segment information	12 Months Ended
Dec. 31, 2020
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Turnover and segment information
6. Turnover and segment information

Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the Corporate Executive Team (CET). GSK reports results under four segments: Pharmaceuticals; Pharmaceuticals R&D; Vaccines and Consumer Healthcare, and individual members of the CET are responsible for each segment.
The Group’s management reporting process allocates intra-Group profit on a product sale to the market in which that sale is recorded, and the profit analyses below have been presented on that basis.
Corporate and other unallocated turnover and costs includes the results of certain Consumer Healthcare products which are being held for sale in a number of markets in order to meet anti-trust approval requirements, together with the costs of corporate functions.
Revenue recognised in the year from performance obligations satisfied in previous periods totalled £1,207 million (2019 – £793 million) and included £649 million (2019 – £451 million) impacting turnover arising from changes to prior year estimates of RAR (returns and rebates) accruals, £238 million (2019 – £15 million) of milestone income and £320 million (2019 – £328 million) of royalty income recognised in the current year.

Turnover by segment	2020 £m	2019 £m	2018 £m
Pharmaceuticals	17,056	17,554	17,269
Vaccines	6,982	7,157	5,894
Consumer Healthcare	10,033	8,995	7,658

Segment turnover	34,071	33,706	30,821
Corporate and other unallocated turnover	28	48	—

	34,099	33,754	30,821

Pharmaceuticals turnover by therapeutic area	2020 £m	2019 £m	2018 £m
Respiratory	3,749	3,081	2,612
HIV	4,876	4,854	4,722
Immuno-inflammation	727	613	472
Oncology	372	230	—
Established Pharmaceuticals	7,332	8,776	9,463

	17,056	17,554	17,269

Vaccines turnover by category	2020 £m	2019 £m	2018 £m
Meningitis	1,029	1,018	881
Influenza	733	541	523
Shingles	1,989	1,810	784
Established Vaccines	3,231	3,788	3,706

	6,982	7,157	5,894

During 2020, the US operations of the Pharmaceuticals and Vaccines businesses made sales to three wholesalers of approximately £2,928 million (2019 – £2,835 million, 2018 – £2,709 million), £3,085 million (2019 – £3,146 million, 2018 – £2,962 million) and £2,795 million (2019 – £2,820 million, 2018 – £2,656 million) respectively, after allocating final-customer discounts to the wholesalers.
GSK has reviewed the presentation of its Consumer Healthcare products and from 1 January 2020 has adopted a revised and more detailed disclosure of category sales closely aligned to consumer healthcare industry standard definitions. Comparative information has been revised onto a consistent basis.

Consumer Healthcare turnover by category	2020 £m	2019 (revised) £m	2018 (revised) £m
Oral health	2,753	2,673	2,496
Pain relief	2,219	1,781	1,440
Vitamins, minerals and supplements	1,506	611	103
Respiratory health	1,209	1,186	1,085
Digestive health and other	1,824	1,646	1,435

	9,511	7,897	6,559
Brands divested/under review	522	1,098	1,099

	10,033	8,995	7,658

Segment profit	2020 £m	2019 £m	2018 £m
Pharmaceuticals	7,723	7,964	8,420
Pharmaceuticals R&D	(3,538)	(3,369)	(2,676)

Pharmaceuticals, including R&D	4,185	4,595	5,744
Vaccines	2,713	2,966	1,943
Consumer Healthcare	2,213	1,874	1,517

Segment profit	9,111	9,435	9,204
Corporate and other unallocated costs	(205)	(463)	(459)
Other reconciling items between segment profit and operating profit	(1,123)	(2,011)	(3,262)

Operating profit	7,783	6,961	5,483
Finance income	44	98	81
Finance costs	(892)	(912)	(798)
Profit on disposal of interest in associates	—	—	3
Share of after-tax profits of associates and joint ventures	33	74	31

Profit before taxation	6,968	6,221	4,800
Taxation	(580)	(953)	(754)

Profit after taxation for the year	6,388	5,268	4,046
Other reconciling items between segment profit and operating profit comprise items not specifically allocated to segment profit. These include impairment and amortisation of intangible assets; major restructuring costs, which include impairments of tangible assets and computer software; transaction-related adjustments related to significant acquisitions; proceeds and costs of disposals of associates, products and businesses, significant legal charges and expenses on the settlement of litigation and government investigations, other operating income other than royalty income and other items, and separation costs.

Depreciation and amortisation by segment	2020 £m	2019 £m	2018 £m
Pharmaceuticals	557	606	506
Pharmaceuticals R&D	298	230	123

Pharmaceuticals, including R&D	855	836	629
Vaccines	404	418	395
Consumer Healthcare	235	224	146

Segment depreciation and amortisation	1,494	1,478	1,170
Corporate and other unallocated depreciation and amortisation	82	79	106
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	775	777	580

Total depreciation and amortisation	2,351	2,334	1,856

PP&E, intangible asset and goodwill impairment by segment	2020 £m	2019 £m	2018 £m
Pharmaceuticals	38	137	51
Pharmaceuticals R&D	37	16	15

Pharmaceuticals, including R&D	75	153	66
Vaccines	49	33	5
Consumer Healthcare	5	—	4

Segment impairment	129	186	75
Corporate and other unallocated impairment	5	19	14
Other reconciling items between segment impairment and total impairment	680	621	261

Total impairment	814	826	350

PP&E and intangible asset impairment reversals by segment
Pharmaceuticals	(12)	(6)	(4)
Pharmaceuticals R&D	(4)	—	(1)

Pharmaceuticals, including R&D	(16)	(6)	(5)
Vaccines	(2)	(1)	—
Consumer Healthcare	—	—	—

Segment impairment reversals	(18)	(7)	(5)
Corporate and other unallocated impairment reversals	(1)	(3)	—
Other reconciling items between segment impairment reversals and total impairment reversals	(53)	(15)	(8)

Total impairment reversals	(72)	(25)	(13)

Net operating assets by segment	2020 £m	2019 £m
Pharmaceuticals	789	1,722
Pharmaceuticals R&D	3,345	4,503

Pharmaceuticals, including R&D	4,134	6,225
Vaccines	8,995	8,828
Consumer Healthcare	25,176	26,328

Segment net operating assets	38,305	41,381
Corporate and other unallocated net operating assets	2,250	1,446

Net operating assets	40,555	42,827
Net debt	(20,780)	(25,215)
Investments in associates and joint ventures	364	314
Derivative financial instruments	(74)	335
Current and deferred taxation	637	(270)
Assets held for sale (excluding cash and cash equivalents)	106	366

Net assets	20,808	18,357

The Pharmaceuticals segment includes the Shionogi-ViiV Healthcare contingent consideration liability of £5,359 million (2019 – £5,103 million) and the Pfizer put option of £960 million (2019 – £1,011 million).
Geographical information
The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2020 £m	2019 £m	2018 £m
UK	980	942	923
US	14,556	13,890	11,982
Rest of World	18,563	18,922	17,916

External turnover	34,099	33,754	30,821

Non-current assets by location of subsidiary	2020 £m	2019 £m
UK	6,279	6,116
US	17,899	19,483
Rest of World	27,712	27,696

Non-current assets	51,890	53,295

Non-current
assets by location excludes amounts relating to other investments, deferred tax assets, derivative financial instruments, pension assets, amounts receivable under insurance contracts and certain other non-current
receivables.